Accounts Receivable - Summary of Gross Value of Overdue Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 547	€ 644	€ 597
Less than 1 Month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	257	247	133
1 to 3 Months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	172	143	103
3 to 6 Months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	36	113	121
6 to 12 Months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	21	48	42
Greater than 12 Months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Overdue receivables gross value	€ 61	€ 93	€ 198